17. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 1) - CAD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financial Instruments And Risk Management
Cash in US dollar	$ 18,636
Canadian dollar equivalents	$ 23,097